Cover Page	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	MARVELL TECHNOLOGY, INC.
Entity Central Index Key	0001835632
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40357
Entity Tax Identification Number	85-3971597
Entity Address, Address Line One	1000 N. West Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	295-4840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	MRVL
Security Exchange Name	NASDAQ
Entity Address, State or Province	DE